Quarterly Holdings Report
for

Fidelity® SAI Tax-Free Bond Fund

April 30, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

STF-QTLY-0619
1.9887624.100

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 88.4%
	Principal Amount	Value
Alabama - 1.0%
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (a)	$4,000,000	$4,111,492
Series 2009 E, 1.85%, tender 3/24/20 (a)	3,100,000	3,080,357

TOTAL ALABAMA		7,191,849

Arizona - 3.3%
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/24 (b)	315,000	364,001
Arizona State Lottery Rev. Series 2019, 5% 7/1/25 (b)	5,040,000	5,873,162
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 2.4%, tender 8/14/23 (a)	265,000	269,105
Maricopa County Indl. Dev. Auth. Bonds Series 2019 B, 5%, tender 9/1/24 (a)	650,000	744,686
Maricopa County Indl. Dev. Auth. Rev. Series 2017, 5% 1/1/41	4,100,000	4,789,087
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016, 6% 1/1/48 (c)	575,000	589,479
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	2,300,000	2,726,282
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	2,850,000	3,361,746
Series 2017 A, 5% 1/1/38	3,000,000	3,601,950
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.) Series 2017 A, 6.125% 10/1/52 (c)	760,000	832,854

TOTAL ARIZONA		23,152,352

California - 1.7%
California Edl. Facilities Auth. Rev. Series 2018 A, 5% 10/1/42	1,340,000	1,555,753
California Muni. Fin. Auth. Rev. Series 2017 A:
5% 7/1/42	1,000,000	1,124,600
5.25% 11/1/36	515,000	575,446
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	2,635,000	3,075,572
5% 5/15/39	1,175,000	1,348,007
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1, 5% 6/1/28	1,000,000	1,162,800
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	465,000	553,922
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	800,000	913,328
Series 2017 B:
5% 7/1/29	485,000	569,356
5% 7/1/30	970,000	1,130,787

TOTAL CALIFORNIA		12,009,571

Colorado - 2.3%
Colorado Health Facilities Auth.:
Bonds Series 2018 B, 5%, tender 11/20/25 (a)	1,000,000	1,182,810
Series 2018 A, 4% 11/15/48	960,000	1,016,112
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	240,000	226,469
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/23 (a)	715,000	812,626
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Series 2018 N:
5% 3/15/37	2,000,000	2,374,840
5% 3/15/38	2,000,000	2,366,460
Denver City & County Arpt. Rev. Series 2018 B, 5% 12/1/48	6,875,000	8,132,575

TOTAL COLORADO		16,111,892

Connecticut - 3.1%
Bridgeport Gen. Oblig. Series 2019 A:
5% 2/1/23 (Build America Mutual Assurance Insured)	630,000	695,501
5% 2/1/25 (Build America Mutual Assurance Insured)	670,000	771,451
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	265,000	300,775
Series 2016 B:
5% 5/15/25	1,000,000	1,161,760
5% 5/15/26	545,000	645,324
5% 5/15/27	15,000	17,640
Series 2017 A, 5% 4/15/33	245,000	285,565
Series 2018 A, 5% 4/15/38	1,000,000	1,166,300
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/42	3,335,000	3,791,528
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	2,150,000	2,213,619
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (a)	805,000	811,327
Series U1, 2%, tender 2/8/22 (a)	105,000	105,806
Series K3, 5% 7/1/43	350,000	390,303
Series R, 4% 7/1/36	1,000,000	1,062,760
Stratford Gen. Oblig. Series 2019:
5% 1/1/22	1,400,000	1,510,698
5% 1/1/24	1,520,000	1,721,218
5% 1/1/28	3,890,000	4,629,411
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25 (b)	495,000	580,714

TOTAL CONNECTICUT		21,861,700

District Of Columbia - 2.8%
District of Columbia Gen. Oblig.:
Series 2017 D, 5% 6/1/42	500,000	584,610
Series 2019 A:
5% 10/15/26	5,000,000	6,126,150
5% 10/15/44	5,000,000	5,998,000
District of Columbia Rev. Series 2018:
5% 10/1/20	600,000	626,676
5% 10/1/23	350,000	392,658
5% 10/1/25	495,000	576,749
5% 10/1/26	830,000	981,990
5% 10/1/27	905,000	1,082,624
5% 10/1/43	3,080,000	3,535,409

TOTAL DISTRICT OF COLUMBIA		19,904,866

Florida - 5.4%
Atlantic Beach Health Care facilities Series A, 5% 11/15/43	845,000	931,756
Central Florida Expressway Auth. Sr. Lien Rev. Series 2018:
5% 7/1/37	2,000,000	2,367,540
5% 7/1/40	3,000,000	3,527,250
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2018 A, 5% 11/1/29	530,000	675,819
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/29	2,475,000	2,818,679
5% 10/1/35	1,000,000	1,115,330
Gainesville Utils. Sys. Rev. Series 2019 A, 5% 10/1/44	955,000	1,146,573
Hillsborough County Aviation Auth. Rev. Series 2018 F:
5% 10/1/37	1,510,000	1,815,126
5% 10/1/43	2,000,000	2,376,320
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/26	1,000,000	1,185,720
5% 4/1/27	1,140,000	1,372,400
5% 4/1/28	3,275,000	3,997,072
5% 4/1/44	3,235,000	3,757,614
Manatee County School District Series 2017, 5% 10/1/28 (FSA Insured)	2,500,000	3,025,050
Miami-Dade County School District Series 2015, 5% 3/15/26	1,545,000	1,818,712
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30	875,000	1,015,665
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	2,000,000	2,382,860
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/28	1,550,000	1,886,970
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/37	960,000	1,073,693

TOTAL FLORIDA		38,290,149

Georgia - 0.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013 1st, 2.925%, tender 3/12/24 (a)	2,320,000	2,360,832
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	190,000	204,123
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	100,000	104,782
Series 2018 A, 5% 1/1/21	275,000	288,382
Series C, 5% 1/1/22	100,000	107,152
Series HH:
5% 1/1/21	700,000	734,062
5% 1/1/22	1,825,000	1,964,375

TOTAL GEORGIA		5,763,708

Hawaii - 0.5%
Honolulu City & County Gen. Oblig.:
Series 2018 A, 5% 9/1/41	2,000,000	2,385,340
Series 2019 A, 5% 9/1/24	765,000	893,528

TOTAL HAWAII		3,278,868

Illinois - 10.7%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	55,381
Series 2016 A, 7% 12/1/44	3,100,000	3,625,481
Series 2017 C, 5% 12/1/25	155,000	167,420
Series 2018 C, 5% 12/1/46	1,060,000	1,110,933
Chicago Midway Arpt. Rev. Series 2016 B, 5% 1/1/46	6,155,000	6,905,356
Chicago O'Hare Int'l. Arpt. Rev. Series 2018 B:
5% 1/1/36	2,250,000	2,689,673
5% 1/1/37	3,250,000	3,870,523
Illinois Fin. Auth. Rev.:
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	300,000	354,252
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	2,150,000	2,226,798
5% 5/15/43	50,000	57,225
(Presence Health Proj.) Series 2016 C:
5% 2/15/25	2,100,000	2,454,690
5% 2/15/36	1,000,000	1,155,530
Bonds (Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	100,000	99,775
Series 2012 A, 5% 5/15/22	1,000,000	1,091,890
Series 2015 A, 4.125% 11/15/37	680,000	700,461
Series 2016 C, 5% 2/15/31	2,500,000	2,952,150
Series 2016:
4% 12/1/35	360,000	374,954
5% 12/1/40	2,150,000	2,363,452
Series 2017 A, 5% 1/1/35	2,000,000	2,257,720
Series 2018 A:
4.25% 1/1/44	55,000	57,211
5% 1/1/38	215,000	241,673
5% 10/1/41	3,000,000	3,494,940
5% 1/1/44	320,000	356,282
Illinois Gen. Oblig.:
Series 2012:
5% 8/1/19	2,000,000	2,014,485
5% 8/1/21	10,000	10,535
5% 8/1/22	60,000	64,232
5% 8/1/24	1,000,000	1,057,960
Series 2013, 5% 7/1/22	40,000	42,754
Series 2014:
5% 2/1/22	215,000	227,943
5% 2/1/23	180,000	192,467
5% 2/1/26	550,000	588,649
Series 2016:
5% 2/1/26	5,270,000	5,766,329
5% 2/1/27	1,100,000	1,210,242
Series 2017 C, 5% 11/1/29	1,000,000	1,096,310
Series 2017 D:
5% 11/1/21	2,500,000	2,648,050
5% 11/1/24	685,000	747,609
5% 11/1/25	1,125,000	1,232,201
5% 11/1/27	6,230,000	6,886,144
Series 2018 A:
5% 10/1/24	500,000	545,110
5% 10/1/28	1,000,000	1,107,140
Series 2018 B, 5% 10/1/26	1,000,000	1,099,970
Series 2019 B:
5% 9/1/21	500,000	527,690
5% 9/1/22	490,000	525,403
5% 9/1/23	500,000	539,425
5% 9/1/24	500,000	544,520
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 C, 5% 1/1/38	415,000	466,692
Series 2015 A, 5% 1/1/37	470,000	534,489
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2018, 5% 2/1/26	2,010,000	2,359,117
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/46 (FSA Insured)	8,000,000	2,595,600
0% 6/15/47 (FSA Insured)	2,525,000	780,629
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/27	1,200,000	1,410,504
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	100,000	120,336

TOTAL ILLINOIS		75,606,305

Indiana - 0.2%
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	340,000	341,350
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	575,000	680,564

TOTAL INDIANA		1,021,914

Iowa - 0.2%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/48	1,000,000	1,146,720
Kentucky - 2.6%
Kenton County Arpt. Board Arpt. Rev. Series 2019:
5% 1/1/38	730,000	872,730
5% 1/1/39	690,000	822,646
5% 1/1/49	2,500,000	2,941,950
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	95,000	112,190
(Proj. No. 119) Series 2018, 5% 5/1/38	4,000,000	4,568,840
Series 2017, 5% 4/1/26	3,035,000	3,547,581
Series B, 5% 5/1/27	2,000,000	2,375,320
Kentucky, Inc. Pub. Energy Bonds Series C1, 4%, tender 6/1/25 (a)	2,000,000	2,180,260
Louisville & Jefferson County Series 2016 A, 5% 10/1/31	95,000	109,630
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	115,000	124,614
5% 12/1/29	450,000	486,927

TOTAL KENTUCKY		18,142,688

Louisiana - 0.7%
Louisiana Pub. Facilities Auth. Rev. Series 2018 E:
5% 7/1/32	1,470,000	1,761,266
5% 7/1/33	1,195,000	1,424,679
5% 7/1/34	1,385,000	1,642,887

TOTAL LOUISIANA		4,828,832

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013:
5% 7/1/22	400,000	431,068
5% 7/1/33	395,000	422,749
Maine Tpk. Auth. Tpk. Rev. Series 2018, 5% 7/1/47	500,000	590,160

TOTAL MAINE		1,443,977

Maryland - 0.3%
Maryland Gen. Oblig. First Series 2016, 5% 6/1/26	1,785,000	2,071,671
Massachusetts - 3.0%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	5,195,000	5,778,139
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds (Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (a)	2,000,000	2,276,900
Series 2017, 5% 7/1/47	945,000	1,028,462
Series 2019 A, 5% 7/1/44	530,000	606,039
Series 2019:
5% 7/1/25	655,000	757,534
5% 7/1/26	370,000	434,469
5% 7/1/28	550,000	658,785
5% 7/1/29	500,000	604,115
Massachusetts Gen. Oblig. Series A, 5% 1/1/45	2,000,000	2,347,900
Massachusetts Health & Edl. Facilities Auth. Rev. (Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	2,780,000	2,882,582
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2018 B, 5% 8/1/43	3,290,000	3,914,574

TOTAL MASSACHUSETTS		21,289,499

Michigan - 2.5%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	150,000	162,899
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (FSA Insured) (b)	920,000	1,110,863
Lake Orion Cmnty. School District Series 2019, 5% 5/1/24	500,000	577,395
Michigan Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	100,000	118,046
(Trinity Health Proj.) Series 2017:
5% 12/1/25	2,500,000	2,980,925
5% 12/1/37	1,000,000	1,177,980
Bonds Series 2019 MI2, 5%, tender 2/1/25 (a)	740,000	857,253
Series 2015 A:
5% 8/1/26	1,675,000	1,923,352
5% 8/1/27	2,000,000	2,289,020
Series 2015, 5% 11/15/28	1,405,000	1,618,518
Series 2019 A:
4% 11/15/50	480,000	503,366
5% 11/15/48	290,000	339,396
Milan Area Schools Series 2019, 5% 5/1/23	585,000	655,399
Oakland Univ. Rev. Series 2016, 5% 3/1/41	810,000	911,234
Univ. of Michigan Rev. Series 2017 A, 5% 4/1/42	1,000,000	1,174,060
Wayne County Arpt. Auth. Rev. Series 2018 A, 5% 12/1/33	1,000,000	1,205,850

TOTAL MICHIGAN		17,605,556

Minnesota - 1.8%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/43	500,000	568,220
Minnesota Gen. Oblig. Series 2017 D, 5% 10/1/24	4,000,000	4,681,600
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A, 5% 10/1/45	5,000	5,637
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	540,000	573,653
5% 5/1/48	675,000	792,072
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	2,240,000	2,586,461
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/33	1,500,000	1,686,420
White Bear Lake Minn Rev. (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/19	210,000	210,527
5% 6/1/20	295,000	304,924
5% 6/1/23	515,000	573,437
5% 6/1/27	500,000	588,900

TOTAL MINNESOTA		12,571,851

Missouri - 1.9%
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	2,350,000	2,703,534
Series 2018 A, 5% 6/1/31	1,000,000	1,216,820
Series 2019 A:
4% 10/1/48	4,785,000	5,075,928
5% 10/1/46	460,000	540,615
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/22 (FSA Insured)	1,695,000	1,866,907
Series A, 5.25% 7/1/26 (FSA Insured)	1,320,000	1,617,488
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5% 9/1/38	70,000	75,516
5.125% 9/1/48	125,000	134,744

TOTAL MISSOURI		13,231,552

Nevada - 2.5%
Clark County School District:
Series 2015 C, 5% 6/15/26	3,000,000	3,545,010
Series 2016 B, 5% 6/15/26	1,675,000	1,994,557
Series 2017 A:
5% 6/15/22	2,520,000	2,764,062
5% 6/15/24	250,000	287,570
5% 6/15/25	5,945,000	6,966,292
5% 6/15/26	215,000	256,018
Series A, 5% 6/15/27	1,305,000	1,586,880

TOTAL NEVADA		17,400,389

New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/34	65,000	76,568
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	1,210,000	1,254,903
Series 2016, 5% 10/1/23	170,000	190,873

TOTAL NEW HAMPSHIRE		1,522,344

New Jersey - 4.8%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/26	1,000,000	1,123,330
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/35	580,000	647,703
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017, 5% 6/1/25 (FSA Insured)	1,005,000	1,157,438
Series 2014 PP, 5% 6/15/26	1,000,000	1,104,690
Series 2015 XX:
5% 6/15/21	1,000,000	1,059,050
5% 6/15/22	3,285,000	3,551,151
5% 6/15/23	3,500,000	3,851,120
Series 2016 BBB:
5% 6/15/23	1,400,000	1,540,448
5.5% 6/15/30	230,000	265,714
Series 2018 EEE, 5% 6/15/34	1,500,000	1,677,615
New Jersey Edl. Facility Series 2016 E, 5% 7/1/22	765,000	836,887
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016:
4% 7/1/48	200,000	203,068
5% 7/1/28	1,170,000	1,338,117
5% 7/1/41	90,000	98,357
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/20	3,000,000	3,094,710
5% 6/1/28	1,000,000	1,194,770
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/46	1,300,000	1,427,530
5.25% 6/15/43	2,700,000	3,036,474
Series 2010 A, 0% 12/15/27	1,205,000	913,438
Series 2018 A:
5% 12/15/32	355,000	403,742
5% 12/15/33	3,080,000	3,490,872
5% 12/15/34	1,350,000	1,521,666
5% 12/15/35	355,000	398,225

TOTAL NEW JERSEY		33,936,115

New Mexico - 0.3%
Albuquerque Brnl Co. Wtr. Utl Series 2018, 5% 7/1/28	1,000,000	1,204,900
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 7/1/50 (b)	1,130,000	1,212,083

TOTAL NEW MEXICO		2,416,983

New York - 6.0%
Dorm. Auth. New York Univ. Rev. Series 2017 A, 5% 7/1/46	1,265,000	1,470,360
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/42	3,700,000	4,312,498
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2018, 5% 9/1/36	250,000	300,313
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	300,000	327,426
New York City Gen. Oblig. Series 2004 A6, 5% 8/1/31	1,195,000	1,457,159
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2017 EE, 5% 6/15/36	4,305,000	5,111,972
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2018 S2, 5% 7/15/35	1,075,000	1,277,573
Series 2019 S3, 5% 7/15/37	2,500,000	2,994,575
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	1,800,000	2,118,294
Series 2019 B1, 5% 8/1/34	2,525,000	3,068,456
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2012 A, 0% 11/15/32	5,515,000	3,618,833
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1:
5% 11/15/29	3,500,000	4,259,290
5% 11/15/34	1,465,000	1,735,791
Series 2017 D, 5% 11/15/35	2,000,000	2,360,600
Series D1, 5% 11/1/25	2,050,000	2,262,913
New York State Dorm. Auth. Series 2017 A, 5% 2/15/31	1,000,000	1,200,480
Triborough Bridge & Tunnel Auth. Revs. Series 2018 A, 5% 11/15/44	4,000,000	4,757,920

TOTAL NEW YORK		42,634,453

New York And New Jersey - 0.8%
Port Auth. of New York & New Jersey (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016, 5% 11/15/41	5,000,000	5,846,650
North Carolina - 0.4%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 4% 6/1/39	875,000	957,171
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	780,000	781,778
Series 2019 C, 2.55%, tender 6/1/26 (a)	1,345,000	1,357,334

TOTAL NORTH CAROLINA		3,096,283

Ohio - 4.0%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	3,735,000	4,228,020
Allen County Hosp. Facilities Rev. Bonds:
(Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 3.05%, tender 5/2/19 (a)(d)	400,000	400,315
(Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	500,000	546,000
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	1,000,000	1,130,850
Series 2016, 5% 2/15/46	1,735,000	1,955,588
Bonds Series 2019 A, 2.3%, tender 2/15/22 (a)	900,000	909,009
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	1,000,000	1,123,330
Cleveland Arpt. Sys. Rev.:
5% 1/1/24 (FSA Insured)	1,200,000	1,365,168
5% 1/1/25 (FSA Insured)	730,000	848,428
Cleveland State Univ. Gen. Receipts Series 2012, 5% 6/1/37	2,500,000	2,669,525
Columbus Gen. Oblig. Series 2016 2, 5% 7/1/25	2,415,000	2,877,231
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	385,000	402,521
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (a)	200,000	223,456
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	825,000	965,027
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/23	435,000	491,676
5% 8/1/45	3,550,000	4,068,229
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 4% 2/15/23	1,075,000	1,117,086
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	715,000	795,623
(Kenyon College, Oh. Proj.) Series 2017, 5% 7/1/42	1,700,000	1,948,557

TOTAL OHIO		28,065,639

Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5.5% 8/15/57	1,515,000	1,737,554
Oregon - 0.3%
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	1,695,000	1,721,256
Pennsylvania - 2.7%
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2016 A, 5% 11/15/46	4,000,000	4,439,760
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/34	1,140,000	1,313,884
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B:
5% 7/1/20	285,000	292,570
5% 7/1/21	1,215,000	1,273,442
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 2.8%, tender 12/1/21 (a)	200,000	203,532
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2012, 5% 5/1/31	1,035,000	1,122,333
Series 2016, 5% 5/1/34	1,600,000	1,825,360
Pennsylvania Tpk. Commission Tpk. Rev. Series 2016, 5% 6/1/36	2,000,000	2,263,140
Philadelphia School District Series 2018 A, 5% 9/1/26	1,400,000	1,641,878
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/22	1,000,000	1,109,830
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	235,000	248,665
4% 6/1/49	555,000	585,347
5% 6/1/44	405,000	477,847
5% 6/1/49	645,000	757,353
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	1,430,000	1,603,116

TOTAL PENNSYLVANIA		19,158,057

Pennsylvania, New Jersey - 0.3%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 B, 5% 1/1/24	2,000,000	2,282,000
South Carolina - 2.0%
Charleston County Arpt. District Series 2019, 5% 7/1/48	1,875,000	2,227,913
Greenville Hosp. Sys. Facilities Rev. Series 2012, 5% 5/1/23	1,400,000	1,530,060
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	500,000	542,225
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	170,000	189,030
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C:
5% 12/1/26	100,000	114,346
5% 12/1/39	1,000,000	1,104,540
5% 12/1/46	4,675,000	5,146,848
Series 2016 A, 5% 12/1/33	220,000	252,210
Spartanburg County Reg'l. Health Series 2017 A, 5% 4/15/48	2,470,000	2,772,723

TOTAL SOUTH CAROLINA		13,879,895

Tennessee - 0.9%
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	630,000	746,859
5% 4/1/28	420,000	502,849
5% 4/1/41	500,000	567,575
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	410,000	421,890
5.25% 10/1/58	1,225,000	1,409,081
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	2,025,000	2,315,142
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	100,000	105,982

TOTAL TENNESSEE		6,069,378

Texas - 12.3%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/33	2,000,000	2,371,500
Central Reg'l. Mobility Auth. Series 2018, 5% 1/1/25	1,000,000	1,148,920
Dallas Independent School District:
Series 2014 A, 5% 8/15/26	1,315,000	1,523,428
Series 2019:
5% 2/15/23	1,000,000	1,120,880
5% 2/15/24	700,000	804,510
5% 2/15/25	1,000,000	1,176,700
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	500,000	584,870
Fort Bend Independent School District Bonds Series 2019 A, 1.95%, tender 8/1/22 (a)(b)	1,710,000	1,710,274
Fort Worth Gen. Oblig. Series 2016:
5% 3/1/25	1,000,000	1,176,710
5% 3/1/27	1,000,000	1,193,030
Grand Parkway Trans. Corp. Bonds Series 2018 B, 5%, tender 10/1/23 (a)	500,000	563,640
Gregg County Health Facilities Dev. Series 2012 C:
3.82% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	2,280,000	2,383,649
5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	800,000	879,928
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	500,000	588,560
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/39	500,000	593,665
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/33	765,000	918,214
Houston Gen. Oblig. Series 2017 A, 5% 3/1/31	1,250,000	1,489,688
Houston Independent School District:
Bonds Series 2013 B, 2.4%, tender 6/1/21 (a)	500,000	505,030
Series 2016 A, 5% 2/15/23	1,830,000	2,053,370
Houston Util. Sys. Rev.:
Series 2017 B, 5% 11/15/35	1,000,000	1,194,970
Series 2018 D, 5% 11/15/43	2,100,000	2,503,326
Laredo Independent School District Series 2018, 5% 8/1/40	775,000	907,060
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/43	1,500,000	1,751,745
5% 5/15/48	1,700,000	1,974,431
Series 2019, 5% 5/15/44	1,010,000	1,161,369
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/28	1,550,000	1,786,577
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (a)	345,000	349,137
North Texas Tollway Auth. Rev.:
Series 2016 A, 5% 1/1/30	750,000	880,710
Series 2017 A:
5% 1/1/39	4,000,000	4,705,120
5% 1/1/43	6,400,000	7,463,424
Series 2018:
4% 1/1/37	2,110,000	2,256,962
4% 1/1/38	1,835,000	1,954,036
5% 1/1/35	500,000	590,510
Plano Independent School District Series 2016 A, 5% 2/15/23	1,000,000	1,121,270
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2018, 2.75%, tender 12/1/22 (a)	1,400,000	1,433,768
San Antonio Gen. Oblig. Series 2018, 5% 8/1/38	3,000,000	3,604,890
San Antonio Wtr. Sys. Rev. Series 2016 C, 5% 5/15/36	4,025,000	4,725,390
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/47	8,000,000	9,082,560
Series 2018 A, 5% 7/1/22	800,000	876,208
Texas Trans. Commission Series 2019 A, 0% 8/1/41	1,500,000	560,655
Texas Wtr. Dev. Board Rev.:
Series 2018 A, 5% 10/15/43	1,000,000	1,182,610
Series 2018 B, 5% 4/15/49	1,000,000	1,185,810
Travis County Gen. Oblig. Series 2019 A, 5% 3/1/36	2,050,000	2,510,779
Travis County Health Facilities Dev. Corp. Rev. (Longhorn Village Proj.) Series 2012 A, 7.125% 1/1/46 (Pre-Refunded to 1/1/21 @ 100)	1,500,000	1,631,340
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/35	5,000,000	5,791,600
Univ. of North Texas Univ. Rev. Series 2018 A, 5% 4/15/44	750,000	877,568

TOTAL TEXAS		86,850,391

Utah - 0.8%
Salt Lake City Arpt. Rev.:
Series 2017 B, 5% 7/1/47	4,000,000	4,641,520
Series 2018 B, 5% 7/1/48	1,000,000	1,176,420

TOTAL UTAH		5,817,940

Virginia - 0.5%
Univ. of Virginia Gen. Rev. Series 2017 A, 5% 4/1/38	3,000,000	3,571,530
Washington - 2.4%
King County Swr. Rev. Bonds Series 2012, 2.6%, tender 12/1/21 (a)	3,900,000	3,936,192
Washington Fed. Hwy. Grant Anticipation Rev. (SR 520 Corridor Prog.) Series 2012 F, 5% 9/1/21	480,000	516,533
Washington Gen. Oblig. Series 2018 C, 5% 2/1/41	1,000,000	1,182,970
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/31	45,000	53,399
5% 7/1/42	300,000	340,335
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	2,090,000	2,246,896
Series 2017 A, 4% 7/1/42	5,780,000	6,082,756
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/25	430,000	494,909
5% 10/1/26	2,010,000	2,343,781

TOTAL WASHINGTON		17,197,771

Wisconsin - 1.9%
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	745,000	862,993
Pub. Fin. Auth. Wis Edl. Facilities Series 2018 A:
5.25% 10/1/43	530,000	593,415
5.25% 10/1/48	530,000	591,814
Wisconsin Gen. Oblig.:
Series 2014 4, 5% 5/1/25	1,240,000	1,453,540
Series 2016 B, 5% 5/1/25	6,000,000	7,121,220
Wisconsin Health & Edl. Facilities Series 2018, 5% 4/1/34	2,000,000	2,393,320
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29	500,000	609,785

TOTAL WISCONSIN		13,626,087

TOTAL MUNICIPAL BONDS
(Cost $601,776,500)		623,356,235

Municipal Notes - 0.6%
New York - 0.5%
New York Metropolitan Trans. Auth. Rev. BAN Series 2018 C, 5% 9/1/21	3,000,000	$3,208,350
Texas - 0.1%
Texas Gen. Oblig. TRAN Series 2018, 4% 8/29/19	1,000,000	1,007,228
TOTAL MUNICIPAL NOTES
(Cost $4,180,722)		4,215,578
	Shares	Value

Money Market Funds - 14.6%
Fidelity Tax-Free Cash Central Fund, 2.31% (e)(f)
(Cost $102,994,997)	102,984,702	102,994,986
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $708,952,219)		730,566,799
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(25,122,527)
NET ASSETS - 100%		$705,444,272

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,422,333 or 0.2% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$328,213
Total	$328,213

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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